TAXES (Reconcilation of Effective to Statutory Tax Rate) (Details)		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes [Abstract]
U.S. federal statutory income tax rate				35.00%	35.00%	35.00%
Adjustments due to:
Foreign income not subject to tax	[1]			(34.40%)	59.70%	(36.20%)
State taxes, net of federal benefit				0.10%	0.60%	0.50%
Interest on unrecognized tax benefits				0.10%	(3.40%)	4.90%
Nondeductible reorganization costs				(1.00%)	(6.70%)	(1.40%)
Foreign income and repatriations taxed in the U.S.					(0.90%)	(1.60%)
Unremitted earnings of foreign subsidiaries				26.60%	20.80%
Deferred compensation					(1.90%)
Tax examination settlement					1.90%
Payments as guarantor				(81.20%)	(62.60%)
U.S. income subject to tonnage tax				(0.30%)	0.80%	0.40%
Other					(0.30%)	0.70%
Effective tax rate		40.00%	6.00%	(55.10%)	43.00%	2.30%

[1]	In 2014, includes cancellation of indebtedness income associated with payments as guarantor, which is separately reflected in the reconciliation of the effective income tax rate.